MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES Two World Trade Center

LETTER TO THE SHAREHOLDERS February 29, 2000            New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended February 29, 2000, interest rates continued to rise as the economy displayed considerable vigor and the unemployment rate fell to 4 percent. Y2K concerns early in the period gradually abated, giving way to escalating business and consumer spending that culminated in a fourth-quarter GDP rate of 6.9 percent. The ongoing technological revolution allowed productivity to soar and wages and salaries to outpace the still relatively tame inflation rate.

In this economic environment, the Federal Reserve Board remained vigilant, fighting the threat of inflation by raising the federal-funds rate to 5.75 percent and intimating that further increases were to come. While long-term U.S. Treasury yields rose initially, upward pressure was softened by expectations for a decrease in new Treasury note and bond sales because of the Treasury's burgeoning tax receipts and attendant growing budget surplus. On February 29, 2000, yields for 5- and 30-year Treasuries were 6.60 percent and 6.15 percent, respectively, compared to 5.87 percent and 6.06 percent on August 31, 1999.

Corporate yields were affected less by supply factors than by stock market volatility and a general tiering of the market that valued liquidity at a particularly high premium. New issuance, augmented by a need to finance corporate mergers and acquisitions with public debt, was sufficiently abundant to satisfy investor demand easily. For the first two months of 2000, as measured by Lehman Brothers, the Corporate Bond Index provided less than one-third the return of the U.S. Treasury Index.

PERFORMANCE

For the six-month period ended February 29, 2000, Morgan Stanley Dean Witter Intermediate Income Securities' Class B shares posted a total return of 0.16 percent compared to 1.45 percent for the Lehman Intermediate Government/Corporate Bond Index. The Fund's Class A, C and D shares returned
0.64 percent, 0.27 percent and 0.58 percent, respectively. The performance of the Fund's four share classes varies

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES because of differing expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

The Fund's return was reflective of the rise in interest rates and the impact of erratic liquidity conditions for corporate bonds. The Fund held two positions that declined substantially more than the market as a whole, adversely affecting the Fund's net asset value. Both Oakwood Homes and Stewart Brothers were downgraded to below investment grade and are being monitored. Given the illiquidity in the marketplace, we believe that the secondary markets are not reflective of the bonds' true values and will therefore continue to hold them, barring future unforeseen negative credit events.

The Fund was also affected negatively by the shift in yields among varying maturities. Among Treasuries, interest rates rose the most for short and intermediate maturities, while 30-year bonds rose only marginally. As measured by Lehman Brothers, Treasuries with maturities from five to 10 years provided negative rates of return for the period under review. For most of the period, approximately 50 percent of the Fund's investments had maturities between 5 and 10 years, and their market values suffered accordingly. The Fund's lack of participation in the mortgage-backed market further exacerbated its relative performance, as this sector outperformed U.S. Treasuries, agencies and corporates. The Fund did see considerable outperformance in a number of its corporate holdings, however, including Republic of Korea, British Sky Broadcasting, Israel Electric, Niagara Mohawk, Oracle, Teleglobe, and United Utilities.

PORTFOLIO STRATEGY

For most of the period, cash reserves were held to between 3 and 5 percent of investable assets as rising interest rates and a soaring stock market continued to encourage outflows from bond funds into equities. As the Fund's assets declined, larger positions were reduced, while quality and liquidity were emphasized for new purchases. Corporate spreads versus Treasuries were subject to wide swings, creating opportunities at times to sell corporates at attractive levels versus Treasuries. The Fund used these periods to reduce its exposure to three credits, each representing more than 3 percent of net assets at their times of sale: Applied Materials, Republic of Korea, and Shawmut Bank. Other issues sold included Sears, U.S. West Capital, Citicorp, AT&T and British Sky Broadcasting. The majority of new corporates purchased were rated at least "A" and included U.S. West Communications, Duke Capital, Textron, Procter & Gamble, Electronic Data Systems and Sempra Energy.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

Rising interest rates prompted the Fund to modestly reduce the portfolio's duration and its exposure to financial issues. The average duration fell to a low of 4.18 years on January 31 before rising again to 4.29 years on February 29, still down from 4.36 years six months earlier. Financial holdings as a percent of investments declined to 24.2 percent from 27.9 percent over the same period. Treasury commitments more than doubled for the first five months of the period as the Fund sought safety from corporate spread volatility in this sector. Allocations to this sector had been 4.5 percent in August, but rose to
10.8 percent of investments before being reduced in favor of corporate bonds in February. On February 29, U.S. Treasuries represented 5.3 percent of investments. The greatest increase by sector was in the Fund's allocation to utilities, rising from 8.6 percent to 12.6 percent of invested assets.

LOOKING AHEAD

Despite efforts by the Fed to subdue economic growth by raising short-term interest rates, domestic production and consumer demand remain robust. Ongoing tight labor markets, insatiable consumer demand, and surging rates of productivity all suggest that further rate increases may be in store over the next several months.

Until such time as interest rates check corporate profits and individuals' stock market gains, we can expect yields for fixed-income securities to rise. Given this investment environment, the Fund will look to improve its liquidity characteristics by once again increasing its allocation to Treasuries if the yield differentials between corporates and U.S. government securities narrow. Not only are Treasuries viewed as a safe haven, but the burgeoning Treasury surplus and accompanying reduced supply of future Treasury debt could serve to mitigate market pressures on the prices of these securities.

We appreciate your ongoing support of Morgan Stanley Dean Witter Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

FUND PERFORMANCE February 29, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
1 Year                       0.16(1)   -4.10(2)
Since Inception (7/28/97)    3.38(1)    1.66(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
1 Year                      -0.51(1)   -1.46(2)
Since Inception (7/28/97)    2.76(1)    2.76(2)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
1 Year                      -0.73(1)   -5.44(2)
5 Years                      4.84(1)    4.52(2)
10 Years                     5.87(1)    5.87(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
1 Year                       0.12(1)
Since Inception (7/28/97)    3.56(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                           COUPON   MATURITY
THOUSANDS                                            RATE      DATE        VALUE
------------------------------------------------------------------------------------
            CORPORATE BONDS (92.3%)
            Cable Television (0.8%)
 $1,000     Cox Enterprises Inc. - 144A*..........  6.625%   06/14/02   $    981,620
                                                                        ------------

            Casino/Gambling (2.3%)
  3,000     Mirage Resorts, Inc. .................  6.75     02/01/08      2,634,570
                                                                        ------------

            Cellular Telephone (1.8%)
  2,000     Vodafone Airtouch PLC (United
             Kingdom) - 144A*.....................  7.75     02/15/10      1,989,160
                                                                        ------------

            Clothing/Shoe/Accessory Stores (2.7%)
  3,000     TJX Companies, Inc. ..................  6.625    06/15/00      2,999,520
                                                                        ------------

            Computer Software (1.7%)
  2,000     Oracle Corp. .........................  6.91     02/15/07      1,912,160
                                                                        ------------

            Diversified Manufacturing (1.6%)
  2,000     Tyco International Group S.A.
             (Luxembourg) ........................  5.875    11/01/04      1,850,940
                                                                        ------------

            E.D.P. Services (1.7%)
  2,000     Electronic Data Systems...............  6.85     10/15/04      1,954,040
                                                                        ------------

            Electric Utilities (15.8%)
  2,000     Duke Capital Corp. ...................  7.25     10/01/04      1,973,420
  2,500     Israel Electric Co., Ltd.
             (Israel) - 144A*.....................  7.75     03/01/09      2,400,650
  1,066     Niagara Mohawk Power Corp. ...........  7.25     10/01/02      1,056,929
  2,000     Public Services Co. of Colorado.......  6.875    07/15/09      1,906,680
  3,000     System Energy Resources, Inc. ........  7.71     08/01/01      3,014,010
  5,000     United Utilities Corp. (United
             Kingdom).............................  6.45     04/01/08      4,540,000
  3,000     Western Resources, Inc. ..............  6.875    08/01/04      2,836,350
                                                                        ------------
                                                                          17,728,039
                                                                        ------------
            Electronic Production Equipment (1.8%)
  2,185     Applied Materials, Inc. ..............  6.75     10/15/07      2,064,650
                                                                        ------------

            Finance Companies (3.4%)
  2,000     Ford Motor Credit Corp. ..............  6.70     07/16/04      1,932,700
  2,000     General Motor Acceptance Corp. .......  5.75     11/10/03      1,889,640
                                                                        ------------
                                                                           3,822,340
                                                                        ------------
            Food Chains (1.8%)
  2,000     Kroger Co. ...........................  8.05     02/01/10      1,996,160
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                           COUPON   MATURITY
THOUSANDS                                            RATE      DATE        VALUE
------------------------------------------------------------------------------------
            Forest Products (4.2%)
 $5,049     Noranda Forest, Inc. (Canada).........  6.875%   11/15/05   $  4,722,734
                                                                        ------------

            Home Building (1.0%)
  2,000     Oakwood Homes Corp. ..................  8.125    03/01/09      1,140,000
                                                                        ------------

            Industrial Machinery/Components (2.5%)
  3,000     Atlas Copco (Sweden) - 144A*..........  6.50     04/01/08      2,752,800
                                                                        ------------

            Investment Bankers/Brokers/Services
            (4.7%)
  2,000     Donaldson, Lufkin & Jenrette, Inc. ...  8.00     03/01/05      2,002,500
  2,500     Lehman Brothers Holdings, Inc. .......  6.125    07/15/03      2,373,175
  1,000     Paine Webber Group, Inc. .............  6.375    05/15/04        942,430
                                                                        ------------
                                                                           5,318,105
                                                                        ------------
            Life Insurance (1.8%)
  2,000     Conseco Inc. .........................  8.75     02/09/04      2,011,820
                                                                        ------------

            Major Banks (11.1%)
  2,000     Bank of America Corp. ................  7.80     02/15/10      1,985,180
  2,000     Bank One Texas N.A. ..................  6.25     02/15/08      1,806,940
  1,000     Bankers Trust Corp. ..................  6.70     10/01/07        927,740
  2,000     Citicorp..............................  6.375    11/15/08      1,822,360
  3,000     Morgan (J.P.) & Co. Inc. (Series A)...  6.00     01/15/09      2,632,800
  3,145     Shawmut Bank Connecticut, N.A. .......  8.625    02/15/05      3,251,018
                                                                        ------------
                                                                          12,426,038
                                                                        ------------
            Major Chemicals (1.7%)
  2,100     Millennium America, Inc. .............  7.00     11/15/06      1,892,016
                                                                        ------------

            Major U.S. Telecommunications (3.1%)
  1,000     Sprint Capital Corp. .................  6.375    05/01/09        909,760
  3,000     U.S. West Communications, Inc. .......  5.625    11/15/08      2,603,640
                                                                        ------------
                                                                           3,513,400
                                                                        ------------
            Mid-sized Banks (4.3%)
  3,000     Capital One Bank......................  6.375    02/15/03      2,876,610
  2,000     Star Bank N.A. .......................  6.375    03/01/04      1,913,880
                                                                        ------------
                                                                           4,790,490
                                                                        ------------
            Military/Gov't/Technical (2.5%)
  2,850     Raytheon Co. .........................  6.30     08/15/00      2,841,792
                                                                        ------------

            Multi-Sector Companies (1.8%)
  2,000     Textron Inc. .........................  6.75     09/15/02      1,971,360
                                                                        ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                           COUPON   MATURITY
THOUSANDS                                            RATE      DATE        VALUE
------------------------------------------------------------------------------------
            Natural Gas (1.8%)
 $2,000     Sempra Energy Corp. ..................  7.95 %   03/01/10   $  2,011,080
                                                                        ------------

            Oil & Gas Production (1.7%)
  2,000     Union Pacific Resource Group Inc. ....  6.50     05/15/05      1,873,220
                                                                        ------------

            Oil/Gas Transmission (1.8%)
  2,000     Columbia Energy Group (Series A)......  6.39     11/28/00      1,988,500
                                                                        ------------

            Oilfield Services & Equipment (1.6%)
  2,000     Petro Geo - Services ASA (Norway).....  6.625    03/30/08      1,818,920
                                                                        ------------

            Other Consumer Services (2.1%)
  3,000     Stewart Enterprises, Inc. ............  6.70     12/01/03      2,334,540
                                                                        ------------

            Other Telecommunications (3.3%)
  2,000     Frontier Corp. .......................  7.25     05/15/04      1,830,160
  2,000     Teleglobe Inc. (Canada)...............  7.20     07/20/09      1,914,680
                                                                        ------------
                                                                           3,744,840
                                                                        ------------
            Packaged Goods/Cosmetics (0.9%)
  1,000     Proctor & Gamble Co. .................  6.875    09/15/09        963,330
                                                                        ------------

            Rental/Leasing Companies (2.9%)
  3,350     Hertz Corp. ..........................  6.00     01/15/03      3,217,843
                                                                        ------------

            Textiles (2.1%)
  3,000     Burlington Industries, Inc. ..........  7.25     09/15/05      2,389,740
                                                                        ------------

            TOTAL CORPORATE BONDS
            (Identified Cost $109,833,166)...........................    103,655,767
                                                                        ------------

            U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (12.0%)
  2,000     Federal Home Loan Banks...............  6.75     02/01/02      1,995,620
     32     Federal Home Loan Mortgage Corp. .....  8.50     12/01/01         32,384
     23     Federal Home Loan Mortgage Corp. .....  8.50     01/01/02         23,378
     66     Federal Home Loan Mortgage Corp. .....  8.50     07/01/02         66,067
     43     Federal Home Loan Mortgage Corp. .....  9.00     08/01/02         42,994
  1,500     Federal National Mortgage Assoc. .....  5.90     06/18/01      1,478,610
     12     Federal National Mortgage Assoc. .....  8.50     12/01/01         12,290
  2,000     Federal National Mortgage Corp. ......  5.125    02/13/04      1,864,840
  1,620     Private Export Funding Corp. .........  6.86     04/30/04      1,613,520

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                           COUPON   MATURITY
THOUSANDS                                            RATE      DATE        VALUE
------------------------------------------------------------------------------------
 $1,450     U.S. Treasury Note....................  6.25 %   01/31/02   $  1,441,924
  5,000     U.S. Treasury Note....................  6.125    08/15/07      4,841,651
                                                                        ------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Identified Cost $13,632,780)............................     13,413,278
                                                                        ------------

            SHORT TERM INVESTMENT (0.7%)
            REPURCHASE AGREEMENT
    841     The Bank of New York (dated 02/29/00;
              proceeds $841,338) (a)
            (Identified Cost $841,205)............  5.688    03/01/00        841,205
                                                                        ------------

            TOTAL INVESTMENTS
            (Identified Cost $124,307,151) (b)..............   105.0%     117,910,250


            LIABILITIES IN EXCESS OF OTHER ASSETS...........    (5.0)      (5,658,490)
                                                                ----     ------------


            NET ASSETS......................................   100.0%    $112,251,760
                                                               =====     ============

---------------------
 *  Resale is restricted to qualified institutional investors.
(a) Collateralized by $868,460 U.S. Treasury Bond 6.125% due 11/15/27 valued at $858,032.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $102,794 and the aggregate gross unrealized depreciation is $6,499,695, resulting in net unrealized depreciation of $6,396,901.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $124,307,151).............................  $117,910,250
Receivable for:
    Investments sold........................................     1,980,800
    Interest................................................     1,807,572
    Shares of beneficial interest sold......................        34,090
    Principal paydowns......................................         7,659
Prepaid expenses and other assets...........................        22,991
                                                              ------------
    TOTAL ASSETS............................................   121,763,362
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............     7,294,760
    Investments purchased...................................     1,897,073
    Dividends to shareholders...............................        78,718
    Plan of distribution fee................................        70,738
    Investment management fee...............................        58,373
Accrued expenses............................................       111,940
                                                              ------------
    TOTAL LIABILITIES.......................................     9,511,602
                                                              ------------
    NET ASSETS..............................................  $112,251,760
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $129,707,361
Net unrealized depreciation.................................    (6,396,901)
Accumulated net realized loss...............................   (11,058,700)
                                                              ------------
    NET ASSETS..............................................  $112,251,760
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $3,425,908
Shares Outstanding (unlimited authorized, $.01 par value)...       376,808
    NET ASSET VALUE PER SHARE...............................         $9.09
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........         $9.49
                                                              ============
CLASS B SHARES:
Net Assets..................................................   $99,449,944
Shares Outstanding (unlimited authorized, $.01 par value)...    10,935,341
    NET ASSET VALUE PER SHARE...............................         $9.09
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $1,778,533
Shares Outstanding (unlimited authorized, $.01 par value)...       195,238
    NET ASSET VALUE PER SHARE...............................         $9.11
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $7,597,375
Shares Outstanding (unlimited authorized, $.01 par value)...       835,325
    NET ASSET VALUE PER SHARE...............................         $9.10
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 4,360,477
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        2,538
Plan of distribution fee (Class B shares)...................      471,931
Plan of distribution fee (Class C shares)...................        7,992
Investment management fee...................................      379,374
Transfer agent fees and expenses............................       74,910
Professional fees...........................................       52,753
Registration fees...........................................       37,592
Shareholder reports and notices.............................       28,581
Trustees' fees and expenses.................................        8,320
Other.......................................................        1,322
                                                              -----------

    TOTAL EXPENSES..........................................    1,065,313
                                                              -----------

    NET INVESTMENT INCOME...................................    3,295,164
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................   (1,263,849)
Net change in unrealized depreciation.......................   (1,699,233)
                                                              -----------

    NET LOSS................................................   (2,963,082)
                                                              -----------

NET INCREASE................................................  $   332,082
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                       FEBRUARY 29, 2000   AUGUST 31, 1999
------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  3,295,164       $  7,604,016
Net realized loss....................................      (1,263,849)          (274,339)
Net change in unrealized appreciation/depreciation...      (1,699,233)        (5,665,329)
                                                         ------------       ------------

    NET INCREASE.....................................         332,082          1,664,348
                                                         ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................        (123,871)          (218,762)
Class B shares.......................................      (2,847,391)        (6,857,509)
Class C shares.......................................         (48,126)           (67,287)
Class D shares.......................................        (276,769)          (474,780)
                                                         ------------       ------------

    TOTAL DIVIDENDS..................................      (3,296,157)        (7,618,338)
                                                         ------------       ------------
Net decrease from transactions in shares of
 beneficial interest.................................     (18,435,728)       (21,549,707)
                                                         ------------       ------------

    NET DECREASE.....................................     (21,399,803)       (27,503,697)
NET ASSETS:
Beginning of period..................................     133,651,563        161,155,260
                                                         ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $0 and $993, respectively).......................    $112,251,760       $133,651,563
                                                         ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Intermediate Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% of the portion of daily net assets not exceeding $500 million; 0.50% of the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% of the portion of the daily net asset exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of : (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $5,057,169 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.12% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $69,996, and $602, respectively and received $3,404, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 29, 2000, aggregated $49,886,018 and $55,062,055, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $21,780,019 and $18,851,542, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 29, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,907. At February 29, 2000, the Fund had an accrued pension liability of $53,309 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had a net capital loss carryover of approximately $8,967,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

     AMOUNT IN THOUSANDS
-----------------------------
 2003    2004    2005    2006
------   ----   ------   ----
$6,103   $313   $2,351   $200
======   ====   ======   ====

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $827,000 during fiscal 1999.

As of August 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  FEBRUARY 29, 2000                 AUGUST 31, 1999
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     769,034   $  7,070,470           364,951   $   3,556,044
Reinvestment of dividends...................................      10,739         98,584            20,532         197,937
Redeemed....................................................    (785,535)    (7,220,626)         (358,928)     (3,471,507)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class A...........................      (5,762)       (51,572)           26,555         282,474
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   7,367,040     67,885,137        20,031,737     194,361,889
Reinvestment of dividends...................................     179,361      1,650,589           396,884       3,831,712
Redeemed....................................................  (9,594,195)   (88,359,801)      (23,059,093)   (223,519,294)
                                                              ----------   ------------       -----------   -------------
Net decrease - Class B......................................  (2,047,794)   (18,824,075)       (2,630,472)    (25,325,693)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................     154,033      1,414,406           175,120       1,695,278
Reinvestment of dividends...................................       4,765         43,910             6,052          58,156
Redeemed....................................................    (152,221)    (1,394,881)          (39,598)       (379,949)
                                                              ----------   ------------       -----------   -------------
Net increase - Class C......................................       6,577         63,435           141,574       1,373,485
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................   5,706,770     52,499,193           243,390       2,355,047
Reinvestment of dividends...................................      25,526        234,657            48,914         471,734
Acquisition of Dean Witter Retirement Series - Intermediate
 Income Securities Series...................................          --             --           250,724       2,441,399
Redeemed....................................................  (5,701,990)   (52,357,366)         (328,222)     (3,148,153)
                                                              ----------   ------------       -----------   -------------
Net increase - Class D......................................      30,306        376,484           214,806       2,120,027
                                                              ----------   ------------       -----------   -------------
Net decrease in Fund........................................  (2,016,673)  $(18,435,728)       (2,247,537)  $ (21,549,707)
                                                              ==========   ============       ===========   =============

7. FUND ACQUISITION

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Intermediate Income Securities Series ("Retirement Intermediate") pursuant to a plan of reorganization approved by the shareholders of Retirement Intermediate on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 250,724 Class D shares of the Fund at a net asset value of $9.74 per share for 247,422 shares of Retirement Intermediate. The net assets of the Fund and Retirement Intermediate immediately before the acquisition were $159,153,039, and $2,441,399, respectively, including unrealized appreciation of $62,584 for Retirement Intermediate. Immediately after the acquisition, the combined net assets of the Fund amounted to $161,594,438.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $ 9.30             $ 9.71            $ 9.59            $ 9.68
                                                               ------             ------            ------            ------

Income (loss) from investment operations:
 Net investment income..................................         0.27               0.55              0.56              0.06
 Net realized and unrealized gain (loss)................        (0.21)             (0.41)             0.13             (0.10)
                                                               ------             ------            ------            ------

Total income (loss) from investment operations..........         0.06               0.14              0.69             (0.04)
                                                               ------             ------            ------            ------

Less dividends from net investment income...............        (0.27)             (0.55)            (0.57)            (0.05)
                                                               ------             ------            ------            ------

Net asset value, end of period..........................       $ 9.09             $ 9.30            $ 9.71            $ 9.59
                                                               ======             ======            ======            ======

TOTAL RETURN+...........................................         0.64%(1)           1.39%             7.30%            (0.46)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................         1.04%(2)(3)        1.08%(3)          1.10%(3)          2.18 %(2)

Net investment income...................................         5.84%(2)(3)        5.67%(3)          5.80%(3)          6.10 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $3,426             $3,557            $3,457            $1,855

Portfolio turnover rate.................................           42%(1)             99%               98%               98 %

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

                                             FOR THE SIX                           FOR THE YEAR ENDED AUGUST 31
                                            MONTHS ENDED         ----------------------------------------------------------------
                                          FEBRUARY 29, 2000        1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....        $ 9.31             $ 9.70        $ 9.59        $ 9.39        $ 9.69        $ 9.51
                                                ------             ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
 Net investment income..................          0.24               0.49          0.51          0.53          0.55          0.59
 Net realized and unrealized gain
   (loss)...............................         (0.22)             (0.39)         0.11          0.20         (0.30)         0.19
                                                ------             ------        ------        ------        ------        ------

Total income from investment
 operations.............................          0.02               0.10          0.62          0.73          0.25          0.78
                                                ------             ------        ------        ------        ------        ------

Less dividends and distribution from:
 Net investment income..................         (0.24)             (0.49)        (0.51)        (0.53)        (0.55)        (0.59)
 Net realized gain......................            --                 --            --            --            --         (0.01)
                                                ------             ------        ------        ------        ------        ------

Total dividends and distributions.......         (0.24)             (0.49)        (0.51)        (0.53)        (0.55)        (0.60)
                                                ------             ------        ------        ------        ------        ------

Net asset value, end of period..........        $ 9.09             $ 9.31        $ 9.70        $ 9.59        $ 9.39        $ 9.69
                                                ======             ======        ======        ======        ======        ======

TOTAL RETURN+...........................          0.16%(1)           0.92%         6.53%         7.93%         2.58%         8.56%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................          1.77%(2)(3)        1.75%(3)      1.71%(1)      1.65%         1.62%         1.63%

Net investment income...................          5.11%(2)(3)        5.00%(3)      5.19%(1)      5.52%         5.69%         6.23%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................       $99,450           $120,843      $151,515      $162,959      $208,911      $232,752

Portfolio turnover rate.................            42%(1)             99%           98%           98%          115%          114%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $ 9.32             $ 9.71            $ 9.61            $ 9.68
                                                               ------             ------            ------            ------

Income (loss) from investment operations:
 Net investment income..................................         0.24               0.49              0.49              0.04
 Net realized and unrealized gain (loss)................        (0.21)             (0.39)             0.11             (0.07)
                                                               ------             ------            ------            ------

Total income (loss) from investment operations..........         0.03               0.10              0.60             (0.03)
                                                               ------             ------            ------            ------

Less dividends from net investment income...............        (0.24)             (0.49)            (0.50)            (0.04)
                                                               ------             ------            ------            ------

Net asset value, end of period..........................       $ 9.11             $ 9.32            $ 9.71            $ 9.61
                                                               ======             ======            ======            ======

TOTAL RETURN+...........................................         0.27%(1)           0.91%             6.39%            (0.31)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................         1.77%(2)(3)        1.75%(3)          1.71%(3)          2.02 %(2)

Net investment income...................................         5.11%(2)(3)        5.00%(3)          5.19%(3)          4.22 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $1,779             $1,759              $457               $38

Portfolio turnover rate.................................           42%(1)             99%               98%               98 %

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................         $9.31              $9.70             $9.59             $9.68
                                                                  ----               ----              ----              ----

Income (loss) from investment operations:
 Net investment income..................................          0.27               0.57              0.59              0.05
 Net realized and unrealized gain (loss)................         (0.21)             (0.39)             0.11             (0.09)
                                                                  ----               ----              ----              ----

Total income (loss) from investment operations..........          0.06               0.18              0.70             (0.04)
                                                                  ----               ----              ----              ----

Less dividends from net investment income...............         (0.27)             (0.57)            (0.59)            (0.05)
                                                                  ----               ----              ----              ----

Net asset value, end of period..........................         $9.10              $9.31             $9.70             $9.59
                                                                 =====              =====             =====             =====

TOTAL RETURN+...........................................          0.58%(1)           1.79%             7.43%            (0.44)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          0.92%(2)(3)        0.90%(3)          0.86%(3)          1.11 %(2)

Net investment income...................................          5.96%(2)(3)        5.85%(3)          6.04%(3)          5.91 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................        $7,597             $7,493            $5,726            $4,880

Portfolio turnover rate.................................            42%(1)             99%               98%               98 %

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rochelle G. Siegel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
INTERMEDIATE
INCOME
SECURITIES

Semiannual Report
February 29, 2000